Summary of Significant Accounting Policies - Property (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 545.1	$ 534.1
Accumulated depreciation	(133.0)	(88.2)
Property, net	412.1	445.9
Depreciation	46.1	42.7	38.0
Land
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	12.2	12.2
Building and leasehold improvements
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	131.3	128.2
Useful life minimum	12
Useful life maximum	30
Machinery and equipment
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	395.3	381.5
Useful life minimum	1
Useful life maximum	20
Construction in Progress
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 6.3	$ 12.2